Commitment - Summary Of Commitments Under the Financing Guarantee Contracts (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosures Of Commitments [Abstract]
Financing guarantee commitments	¥ 67,470,208	¥ 68,017,023